Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	50,000,000	50,000,000	50,000,000
Preferred shares, shares issued		0	0
Preferred shares, shares outstanding		0	0
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued	29,328,180	9,627,553	3,140,388
Ordinary shares, shares outstanding	29,328,180	9,627,553	3,140,388
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	150,000,000	150,000,000	150,000,000
Ordinary shares, shares issued	9,843,096	9,843,096	3,949,993
Ordinary shares, shares outstanding	9,843,096	9,843,096	3,949,993
Series A Preferred Stock
Preferred shares, par value (in Dollars per share)	$ 1,000	$ 1,000
Preferred shares, shares authorized	345,000	345,000
Preferred shares, shares issued	7,000	0
Preferred shares, shares outstanding	7,000	0